SUPPLEMENTARY CONDENSED INTERIM CONSOLIDATED BALANCE SHEETS INFORMATION (Tables)	6 Months Ended
Jun. 30, 2024
Supplementary Consolidated Balance Sheets Information [Abstract]
Schedule of Other Current Assets
	June 30, 2024	December 31, 2023
	Unaudited	Audited

Governmental authorities *)	$3,512	$3,186
Prepaid expenses	6,509	6,227
Deferred charges	4,153	8,320
Advance payments to suppliers	3,054	3,716
Other	2,788	2,850

	20,016	$24,299

Schedule of Other Current Liabilities
	June 30, 2024	December 31, 2023
	Unaudited	Audited

Payroll and related employee accruals	$14,374	$14,017
Governmental authorities	1,842	2,301
Holdback Amount (see Note 15)	582	-
Deferred rent	1,128	-
Other	153	113

	$18,079	$16,431

Schedule of Line of Credit Facilities
	Interest rate	Maturity	June 30, 2024

Credit facility from bank	U.S. Prime Plus 2.25%	2024	$-

Schedule of Long-Term Loan
	Interest rate	Maturity	June 30, 2024

Other loan	14%	2026	$2,000

Schedule of Other Long-Term Liabilities
	June 30, 2024	December 31, 2023
	Unaudited	Audited

Earn-Out Consideration, Holdback Amount and Bonus Amount (see Note 15)	$9,441	$11,982
Other	700	934

	10,141	$12,916